Tax (Tables)	6 Months Ended
Jun. 30, 2015
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	6M15
CHF million
Income tax expense computed at the statutory tax rate of 22%	644
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	111
Changes in tax law and rates	199
Other non-deductible expenses	160
Changes in deferred tax valuation allowance	(32)
Lower taxed income	(122)
Income taxable to noncontrolling interests	7
Change in recognition of outside basis difference	(19)
Other	64
Income tax expense	1,012

Effective tax rate	Effective tax rate
in	6M15	6M14
Effective tax rate (%)	34.6	72.7

Net deferred tax assets
Net deferred tax assets
end of	6M15	2014
Net deferred tax assets (CHF million)
Deferred tax assets	5,140	6,064
of which net operating losses	1,119	1,816
of which deductible temporary differences	4,021	4,248
Deferred tax liabilities	(53)	(33)
Net deferred tax assets	5,087	6,031